                                                                 [LOGO of PIMCO]

PIMCO VARIABLE INSURANCE TRUST

                               SHORTER-TERM BOND PORTFOLIOS
                                     Money Market Portfolio
                                     Short-Term Bond Portfolio
                                     Low Duration Bond Portfolio

                               INTERMEDIATE-TERM BOND PORTFOLIOS
                                     Total Return Bond Portfolio
                                     High Yield Bond Portfolio

                               INTERNATIONAL BOND PORTFOLIOS
                                     Global Bond Portfolio
                                     Foreign Bond Portfolio
                                     Emerging Markets Bond Portfolio

                               EQUITY PORTFOLIO
                                     StocksPLUS Growth and Income Portfolio

                               BALANCED PORTFOLIO
                                     Strategic Balanced Portfolio



                                                                      PROSPECTUS

--------------------------------------------------------------------------------

                                                                 January 1, 1998

PIMCO Variable Insurance Trust

Prospectus

January 1, 1998

PIMCO Variable Insurance Trust (the "Trust") is an open-end management invest-ment company ("mutual fund") consisting of ten separate investment portfolios (the "Portfolios"). The Trust is designed to provide access to the profes-sional investment management services offered by Pacific Investment Management Company ("PIMCO"), which serves as investment adviser (the "Adviser") to the Portfolios. Each Portfolio has its own investment objective and strategies and its own risk/reward profile, which are described in this Prospectus.

This Prospectus gives vital information you should know before investing in the Portfolios. For your own benefit and protection, please read it before you invest and keep it for future reference.

Shares of the Portfolios currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies which fund variable annuity con-tracts and variable life insurance policies ("Variable Contracts"). Assets in the Separate Account are invested in shares of the Portfolios in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners"). The allocation rights of Variable Contract Own-ers are described in the accompanying Separate Account prospectus. Shares of the Portfolios also may be sold to qualified pension and retirement plans out-side of the separate account context.

Shares of the Portfolios are:

 .  not insured or guaranteed by the FDIC or any other government agency;

 . not deposits or other obligations of, or guaranteed by, any financial insti-tution; and

 . subject to investment risks, including possible loss of the principal amount invested.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

OVERVIEW....................................................................   3
  The Trust.................................................................   3
  Portfolios at a Glance....................................................   3
  Investment Objectives of the Portfolios...................................   4
  The Investment Adviser....................................................   4
  Investment Strategies and Risk Factors....................................   4
  Fixed Income Instruments..................................................   5
  Fixed Income Investment Philosophy........................................   6
  Ratings of Debt Securities................................................   6
  Fees and Expenses.........................................................   6
DESCRIPTION OF PORTFOLIOS...................................................   8
  PIMCO Money Market Portfolio..............................................   8
  PIMCO Short-Term Bond Portfolio...........................................  10
  PIMCO Low Duration Bond Portfolio.........................................  12
  PIMCO Total Return Bond Portfolio.........................................  14
  PIMCO High Yield Bond Portfolio...........................................  16
  PIMCO Global Bond Portfolio...............................................  18
  PIMCO Foreign Bond Portfolio..............................................  20
  PIMCO Emerging Markets Bond Portfolio.....................................  22
  PIMCO StocksPLUS Growth and Income Portfolio..............................  24
  PIMCO Strategic Balanced Portfolio........................................  26
MANAGEMENT OF THE TRUST.....................................................  28
  Adviser and Administrator.................................................  28
  Advisory and Administrative Fees..........................................  29
  Portfolio Transactions....................................................  30
PURCHASE OF SHARES..........................................................  30
REDEMPTION OF SHARES........................................................  31
TAXES.......................................................................  31
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................................  32
OTHER INFORMATION...........................................................  36
  Portfolio Names...........................................................  36
  Total Return..............................................................  36
  Performance Information of Similar Funds..................................  36
APPENDIX A.................................................................. A-1
APPENDIX B.................................................................. B-1

  PIMCO Variable Insurance Trust
2

                                    OVERVIEW

 THE TRUST

   The PIMCO Variable Insurance Trust (the "Trust") is an open-end invest-ment company ("mutual fund") that was organized as a Delaware business trust on October 3, 1997. The Trust consists of ten separate investment portfolios that are designed to be used as investment vehicles by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Variable Contract Owners do not deal directly with the Portfolios to purchase or redeem shares. Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the al-location of premiums and on transfers of accumulated value among sub-ac-counts of the Separate Accounts that invest in the Portfolios.

 PORTFOLIOS AT A GLANCE

  SHORTER-TERM BOND
  PORTFOLIOS             PRIMARY INVESTMENTS                       DURATION         CREDIT QUALITY(1)  FOREIGN(2)
  -----------------      ----------------------------------------- ---------------- ------------------ ----------
  Money Market           Money market instruments                  Less than or     Min 95% Aaa or       0%
                                                                   equal to 90 days Prime 1; Less
                                                                   dollar-weighted  than or equal to
                                                                   average maturity 5% Aa or
                                                                                    Prime 2
  Short-Term Bond        Money market instruments and short        0-1 year         B to Aaa; max 10%    0-5%
                         maturity fixed income securities                           below Baa
  Low Duration Bond      Short and intermediate maturity fixed     1-3 years        B to Aaa; max 10%    0-20%
                         income securities                                          below Baa
  INTERMEDIATE-TERM
  BOND PORTFOLIOS
  -----------------
  Total Return Bond      Intermediate maturity fixed income        3-6 years        B to Aaa; max 10%    0-20%
                         securities                                                 below Baa
  High Yield Bond        Higher yielding fixed income securities   2-6 years        B to Aaa; min 65%    0%
                                                                                    below Baa
  INTERNATIONAL BOND
  PORTFOLIOS
  ------------------
  Global Bond            Intermediate maturity U.S. and foreign    3-6 years        B to Aaa; max 10%    25-75%
                         fixed income securities                                    below Baa
  Foreign Bond           Intermediate maturity hedged foreign      3-6 years        B to Aaa; max 10%    Greater than
                         fixed income securities                                    below Baa            or equal to
                                                                                                         85%
  Emerging Markets Bond  Emerging market fixed income              0-8 years        B to Aaa             Greater than
                         securities                                                                      or equal to
                                                                                                         80%
  EQUITY PORTFOLIO
  ----------------
  StocksPLUS Growth and  S&P 500 stock index derivatives backed    0-1 year         B to Aaa; max 10%    0-20%
  Income                 by a portfolio of short-term fixed income                  below Baa
                         securities
  BALANCED PORTFOLIO
  ------------------
  Strategic Balanced     Same as Total Return and StocksPLUS       0-6 years        B to Aaa; max 10%    0-20%
                         Growth and Income Portfolios according to                  below Baa
                         PIMCO's allocation strategy

 --------
 (1) As rated by Moody's Investors Service, Inc., or if unrated, determined to be of comparable quality. For specific information concerning the credit quality of the securities held by each Portfolio, see that Portfolio's Risk/Return Description.

 (2) Percentage limitations relate to foreign currency-denominated securities for all Portfolios except the PIMCO Global Bond, Foreign Bond and Emerging Markets Bond Portfolios. Percentage limitations for these three Portfolios relate to securities of foreign issuers, denominated in any currency. Each Portfolio may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers.

                                                  January 1, 1998 Prospectus

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

  The PIMCO Money Market and Short-Term Bond Portfolios seek to obtain maximum current income consistent with preservation of capital and daily liquidity. The PIMCO StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the Standard & Poor's 500 Compos-ite Stock Price Index ("S&P 500"). Each of the remaining Portfolios seeks to realize maximum total return, consistent with preservation of capital and pru-dent investment management. There can be no assurance that the investment ob-jective of any Portfolio will be achieved. A Portfolio's investment objective may not be changed without shareholder approval.

  Each Portfolio employs its own strategy and has its own risk/reward profile. Please be sure to read all risk disclosures carefully before investing and be aware that the investments made by the Portfolios at any given time are not ex-pected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with investment objectives and strategies similar to those of the Portfolios.

THE INVESTMENT ADVISER

  PIMCO, a subsidiary partnership of PIMCO Advisors L.P., is the investment ad-viser to all of the Portfolios. PIMCO is one of the premier fixed income in-vestment management firms in the United States. As of September 30, 1997, PIMCO had over $108.5 billion in assets under management. PIMCO invests in all sec-tors of the fixed income market, using its total return philosophy -- seeking capital appreciation as well as yield.

INVESTMENT STRATEGIES AND RISK FACTORS

  Investment Strategies. Each Portfolio has specific strategies that it may use to pursue its investment objective, and specific types of securities in which the Portfolio may invest, which are described under the heading "Main Invest-ment Strategies" in the Description of Portfolios. Percentage limitations de-scribed in this Prospectus apply at the time of investment, and may vary with fluctuations in the value of a Portfolio's investment portfolio. Certain secu-rities in which the Portfolios may invest, and techniques which the Portfolios may use, are described in more detail in "Risk Factors and Special Considera-tions" in the Prospectus and in "Investment Objectives and Policies" in the Statement of Additional Information.

  Additional information about each Portfolio's investments will be available in the Trust's annual and semi-annual reports to shareholders. In particular, the Trust's annual report will discuss the relevant market conditions and in-vestment strategies used by the Portfolios' Adviser that materially affected the Portfolio's performance during the prior fiscal year. You may obtain these reports at no cost by calling (888) 746-2688.

  Risk Factors. The value of all securities and other instruments held by the Portfolios will vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of each Portfolio will vary, except that the PIMCO Money Market Portfolio shall attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that the Portfolio will be successful in doing so. The net asset value per share of any Portfolio may be less at the time of redemption than it was at the time of in-vestment.

  PIMCO Variable Insurance Trust
4

  The major risks associated with investing in each Portfolio are described un-der the heading "Risk Factors" in the Description of Portfolios. In addition, the risks of certain securities that the Portfolios can purchase and of certain investment techniques that the Portfolios can use are described in the Prospec-tus in "Risk Factors and Special Considerations" and in the Statement of Addi-tional Information in "Investment Objectives and Policies." This Prospectus does not describe all of the risks of every security or technique that the Portfolios may use. For such information, please refer to the Statement of Ad-ditional Information.

FIXED INCOME INSTRUMENTS

  The "Fixed Income Portfolios" are the PIMCO Money Market, Short-Term Bond, Low Duration Bond, Total Return Bond, High Yield Bond, Global Bond, Foreign Bond and Emerging Markets Bond Portfolios. Each of the Fixed Income Portfolios differs from the others primarily in the length of the Portfolio's duration or the proportion of its investments in certain types of fixed income securities.

  Each of the Fixed Income Portfolios will invest at least 65% of its assets in "Fixed Income Instruments," as defined below, which, unless specifically pro-vided otherwise in the descriptions of the Portfolios in this Prospectus, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies.

  "Fixed Income Instruments" as used in this Prospectus means:

  . securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");

  . corporate debt securities, including convertible securities and corporate commercial paper;

  .  mortgage-backed and other asset-backed securities;

  .  inflation-indexed bonds issued both by governments and corporations;

  . structured notes, including hybrid or "indexed" securities, and loan participations;

  . bank certificates of deposit, fixed time deposits and bankers' acceptances;

  .  repurchase agreements and reverse repurchase agreements;

  . obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

  .  obligations of international agencies or supranational entities.

  Fixed Income Instruments may have fixed, variable, or floating rates of in-terest, including rates of interest that vary inversely at a multiple of a des-ignated or floating rate, or that vary according to changes in relative values of currencies. Each of the Fixed Income Portfolios may hold different percent-ages of its assets in these various types of securities, and each Portfolio, except the PIMCO Money Market Portfolio, may invest all of its assets in deriv-ative instruments or in mortgage- or asset-backed securities. Each of the Fixed Income Portfolios may purchase and sell options and futures subject to the lim-its discussed below, engage in credit spread trades and enter into forward for-eign currency contracts. Each of the Fixed Income Portfolios, except the PIMCO Money Market Portfolio, may adhere to its investment policy by entering into a series of purchase and sale contracts or using other investment techniques by which it may obtain market exposure to the securities in which it primarily in-vests.

                                                  January 1, 1998 Prospectus

FIXED INCOME INVESTMENT PHILOSOPHY

  In selecting fixed income securities for each of the Portfolios, PIMCO util-izes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities se-lection techniques. The proportion of each Portfolio's assets committed to in-vestment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of dura-tion, a measure of a fixed income security's expected life that incorporates its yield, coupon interest payments, final maturity and call features into one measure, is one of the fundamental tools used by PIMCO. For a discussion of the concept of duration, see "Appendix A--Description of Duration."

RATINGS OF DEBT SECURITIES

  In this Prospectus, references are made to the ratings of various debt secu-rities. To aid in your understanding of the use of these terms, the following is a brief description of the ratings categories applicable to debt securities. For a further description of ratings, see "Appendix B--Description of Securi-ties Ratings."

  High Quality Debt Securities are those receiving ratings from at least one nationally recognized statistical rating organization ("NRSRO"), such as Stan-dard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category for commercial paper) or, if unrated by any NRSRO, deemed comparable by PIMCO.

  Investment Grade Debt Securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by PIMCO.

  Lower-Rated, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered be-low investment grade and are deemed to be predominately speculative with re-spect to the issuer's ability to repay principal in accordance with the terms of the obligations. For more information on the risks of investing in lower-rated securities, see "High Yield Securities ("Junk Bonds")" in "Risk Factors and Special Considerations."

FEES AND EXPENSES

  The costs and expenses that you will pay as an investor in the Portfolio are described under the heading "Fees and Expenses" in the Description of Portfo-lios. The Portfolios feature fixed advisory and administrative fee rates. The administrative fee is all-inclusive and covers the cost of portfolio adminis-trative expenses such as legal, audit, custody and printing. Certain other mis-cellaneous expenses will be paid by the Portfolios.

  PIMCO Variable Insurance Trust
6

                     (This page intentionally left blank)


                                                  January 1, 1998 Prospectus

                           DESCRIPTION OF PORTFOLIOS

PIMCO MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Money Market Portfolio seeks to obtain maximum current income con-sistent with preservation of capital and daily liquidity. The Portfolio also attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

MAIN INVESTMENT STRATEGIES

  The PIMCO Money Market Portfolio invests at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio's invest-ments in securities will be limited to U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The dollar-weighted av-erage portfolio maturity of the Portfolio will not exceed 90 days.

  The Portfolio may invest in the following: obligations of the U.S. Govern-ment (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Portfolio may invest more than 25% of its total as-sets in securities or obligations issued by U.S. banks. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

  It is intended that the Portfolio's investments will comply with the quali-ty, maturity and diversification requirements of Rule 2a-7 under the Invest-ment Company Act of 1940, which regulates money market funds.

RISK FACTORS

  An investment in the PIMCO Money Market Portfolio is not insured or guaran-teed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. The Portfolio attempts to limit both types of risk by investing in short-term, high quality securities. For a fur-ther explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  The PIMCO Money Market Portfolio may be appropriate for investors who:

  . seek a mutual fund for the money market portion of an asset allocation portfolio

  .  are uncomfortable with share-price fluctuations

  .  seek income

  The PIMCO Money Market Portfolio may NOT be appropriate for investors who:

  .  seek growth of their investment over time

  . seek potentially higher levels of return that may be associated with longer term bond funds or equity funds

  PIMCO Variable Insurance Trust
8

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Money Market Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.30%
   Administrative Fee..................................................... 0.20%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.50%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:

            1 YEAR   3 YEARS
            ------   -------
             $5        $16

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO SHORT-TERM BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Short-Term Bond Portfolio seeks to obtain maximum current income consistent with preservation of capital and daily liquidity.

MAIN INVESTMENT STRATEGIES

  The PIMCO Short-Term Bond Portfolio invests in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Portfolio will normally not exceed one year. See "Appendix A-- De-scription of Duration."

  The Portfolio will invest at least 65% of its assets in Fixed Income Instru-ments. The securities may be issued by domestic or foreign entities. The Port-folio may invest all of its assets in derivative instruments, such as options, futures contracts and swap agreements. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 5% of its assets in securi-ties denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

RISK FACTORS

  The PIMCO Short-Term Bond Portfolio is subject to interest rate risk. Gener-ally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securi-ties. Derivative instruments may be particularly sensitive to changes in pre-vailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a deriva-tive contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and po-litical risks. For a further explanation, see "Risk Factors and Special Con-siderations," which you should read carefully before investing.

  The PIMCO Short-Term Bond Portfolio may be appropriate for investors who:

  .  seek a higher level of current income than the PIMCO Money Market
     Portfolio

  .  want low to moderate share price fluctuations

  The PIMCO Short-Term Bond Portfolio may NOT be appropriate for investors who:

  . seek potentially higher levels of return that may be associated with longer term bond funds or equity funds

  .  require absolute stability of principal

  PIMCO Variable Insurance Trust
10

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Short-Term Bond Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.35%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.60%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


            1 YEAR   3 YEARS
            ------   -------
              $6      $19

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO LOW DURATION BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Low Duration Bond Portfolio seeks to maximize total return, con-sistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Low Duration Bond Portfolio invests in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Portfolio will normally vary within a one- to three-year time frame based on the Adviser's forecast for interest rates. See "Appendix A--Descrip-tion of Duration."

  The Portfolio will invest at least 65% of its assets in Fixed Income Instru-ments. The securities may be issued by domestic or foreign entities. The Port-folio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio se-curities to brokers, dealers and other financial institutions in order to earn income.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio may invest up to 20% of its assets in secu-rities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The total rate of re-turn for this Portfolio is expected to exhibit less volatility than that of the PIMCO Total Return Bond Portfolio (discussed below) because its duration will be shorter.

RISK FACTORS

  The PIMCO Low Duration Bond Portfolio is subject to interest rate risk. Gen-erally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to de-crease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a deriv-ative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and po-litical risks. For a further explanation, see "Risk Factors and Special Con-siderations," which you should read carefully before investing.

  The PIMCO Low Duration Bond Portfolio may be appropriate for investors who:

  . are looking for a higher level of current income than is expected for the PIMCO Short-Term Bond and Money Market Portfolios

  .  want low to moderate share price fluctuations

  The PIMCO Low Duration Bond Portfolio may NOT be appropriate for investors who:

  . seek potentially higher levels of return that may be associated with longer term bond funds or equity funds

  .  require absolute stability of principal

  PIMCO Variable Insurance Trust
12

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Low Duration Bond Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.40%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.65%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


            1 YEAR   3 YEARS
            ------   -------
              $7      $21

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO TOTAL RETURN BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Total Return Bond Portfolio seeks to maximize total return, con-sistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Portfolio will normally vary within a three- to six-year time frame based on the Adviser's forecast for interest rates. See "Appendix A--Description of Duration." Port-folio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be rela-tively undervalued.

  The Portfolio will invest at least 65% of its assets in Fixed Income Instru-ments. The securities may be issued by domestic or foreign entities. The Port-folio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio se-curities to brokers, dealers and other financial institutions in order to earn income.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or, if unrated, determined by the Adviser to be of compara-ble quality. The Portfolio also may invest up to 20% of its assets in securi-ties denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

RISK FACTORS

  The PIMCO Total Return Bond Portfolio is subject to interest rate risk. Gen-erally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to de-crease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a deriv-ative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and po-litical risks. For a further explanation, see "Risk Factors and Special Con-siderations," which you should read carefully before investing.

  The PIMCO Total Return Bond Portfolio may be appropriate for investors who:

  .  seek a high level of current income

  .  want low to moderate share price fluctuations

  The PIMCO Total Return Bond Portfolio may NOT be appropriate for investors who:

  . seek potentially higher levels of return that may be associated with longer term bond funds or equity funds

  .  require absolute stability of principal

  PIMCO Variable Insurance Trust
14

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Total Return Bond Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.40%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.65%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


            1 YEAR   3 YEARS
            ------   -------
              $7      $21

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO HIGH YIELD BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO High Yield Bond Portfolio seeks to maximize total return, consis-tent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of junk bonds rated at least B by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income securities. The average portfolio duration of this Portfolio will normally vary within a two- to six-year time frame depend-ing on the Adviser's view of the potential for total return offered by a par-ticular duration strategy. See "Appendix A--Description of Duration." The Portfolio may invest in securities of foreign issuers only if the securities are U.S. dollar-denominated. The Portfolio also may engage in hedging strate-gies involving equity options.

  The Portfolio will invest at least 65% of its assets in Fixed Income Instru-ments. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

RISK FACTORS

  The PIMCO High Yield Bond Portfolio is subject to credit risk. Investments in high yield securities, while generally providing greater potential opportu-nity for capital appreciation and higher yields than investments in higher rated securities, also entail greater credit risk, including the possibility of default or bankruptcy of the issuer of the securities. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession. The Adviser seeks to reduce credit risk through diversification, credit analysis and attention to current developments and trends in both the economy and fi-nancial markets. For a further discussion of the special risks of investing in lower rated securities, see "Risk Factors and Special Considerations--High Yield Securities ("Junk Bonds")" and "Appendix B--Description of Securities Ratings."

  The Portfolio also is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. For a further explanation, see "Risk Factors and Special Considera-tions," which you should read carefully before investing.

  The PIMCO High Yield Bond Portfolio may be appropriate for investors who:

  .  seek a high level of current income and maximum return

  .  can tolerate possibly high share price fluctuations

  .  are able to hold their investment over a long period of time

  The PIMCO High Yield Bond Portfolio may NOT be appropriate for investors who:

  .  are uncomfortable with share price fluctuations

  .  require stability of principal

  PIMCO Variable Insurance Trust
16

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO High Yield Bond Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.50%
   Administrative Fee..................................................... 0.25%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.75%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


            1 YEAR   3 YEARS
            ------   -------
              $8      $24

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO GLOBAL BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Global Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Global Bond Portfolio invests in a portfolio of fixed income secu-rities denominated in major foreign currencies, baskets of foreign currencies (such as the European Currency Unit, or "ECU"), and the U.S. dollar. Under normal circumstances, at least 65% of its assets will be invested in fixed in-come securities of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (in-cluding related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. The Adviser will select the Portfolio's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Portfolio's assets. The average portfolio duration of this Portfolio will normally vary within a three- to six-year time frame. See "Appendix A--De-scription of Duration."

  The Portfolio will invest at least 65% of its assets in Fixed Income Instru-ments. The securities may be issued by domestic or foreign entities. The Port-folio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio se-curities to brokers, dealers and other financial institutions in order to earn income.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

RISK FACTORS

  The PIMCO Global Bond Portfolio is "non-diversified," meaning that it may invest a greater percentage of its assets in the securities of one issuer than many of the other Portfolios. The Portfolio is, however, subject to diversifi-cation requirements imposed by the Internal Revenue Code of 1986, as amended, which means that as of the end of each calendar quarter it may have no more than 25% of its assets invested in the securities of a single issuer, and may, with respect to 50% of its assets, have no more than 5% of its assets invested in the securities of a single issuer. Because it is "non-diversified," the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  PIMCO Variable Insurance Trust
18

  The PIMCO Global Bond Portfolio may be appropriate for investors who:

  .  seek high current income

  .  seek international diversification

  .  are able to hold their investment over a long time period

  . are able to tolerate fluctuations in the principal value of their investment

  The PIMCO Global Bond Portfolio may NOT be appropriate for investors who:

  .  are uncomfortable with share price fluctuations

  .  invest with a shorter time horizon in mind

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Global Bond Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.60%
   Administrative Fee..................................................... 0.30%
                                                                           ----
   Total Annual Portfolio Operating Expenses.............................. 0.90%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


            1 YEAR   3 YEARS
            ------   -------
              $9      $29

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO FOREIGN BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Foreign Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Foreign Bond Portfolio invests in a portfolio of fixed income se-curities primarily denominated in major foreign currencies and baskets of for-eign currencies (such as the European Currency Unit, or "ECU"). The Adviser will invest the assets of the Portfolio in a number of international bond mar-kets so that, under normal circumstances, the Portfolio will invest at least 85% of its assets in securities of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. The Adviser will select the Portfolio's foreign country and currency com-positions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. The average port-folio duration of this Portfolio will normally vary within a three- to six-year time frame. See "Appendix A--Description of Duration."

  The Portfolio will invest at least 65% of its assets in Fixed Income Instru-ments. The securities may be issued by domestic or foreign entities. The Port-folio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio se-curities to brokers, dealers and other financial institutions in order to earn income.

  The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

  The PIMCO Foreign Bond Portfolio differs from the PIMCO Global Bond Portfo-lio primarily in the extent to which assets are invested in the securities of issuers located outside the United States.

RISK FACTORS

  The PIMCO Foreign Bond Portfolio is "non-diversified," meaning that it may invest a greater percentage of its assets in the securities of one issuer than many of the other Portfolios. The Portfolio is, however, subject to diversifi-cation requirements imposed by the Internal Revenue Code of 1986, as amended, which means that as of the end of each calendar quarter it may have no more than 25% of its assets invested in the securities of a single issuer, and may, with respect to 50% of its assets, have no more than 5% of its assets invested in the securities of a single issuer. Because it is "non-diversified," the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. Unexpected changes in interest rates may adversely affect the value of a Portfolio's investments in particular derivative instruments. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including

  PIMCO Variable Insurance Trust
20
foreign currency and political risks. For a further explanation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  The PIMCO Foreign Bond Portfolio may be appropriate for investors who:

  .  seek high current income

  .  seek international diversification

  .  are able to hold their investment over a long time period

  . are able to tolerate fluctuations in the principal value of their investment

  The PIMCO Foreign Bond Portfolio may NOT be appropriate for investors who:

  .  are uncomfortable with share price fluctuations

  .  invest with a shorter time horizon in mind

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Foreign Bond Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.60%
   Administrative Fee..................................................... 0.30%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 0.90%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


            1 YEAR   3 YEARS
            ------   -------
              $9      $29

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO EMERGING MARKETS BOND PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Emerging Markets Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Emerging Markets Bond Portfolio invests in a portfolio of fixed income securities denominated in foreign currencies and the U.S. dollar. Under normal market conditions, the Portfolio will invest at least 80% of its assets in fixed income securities of issuers that economically are tied to countries with emerging securities markets. The Portfolio may invest up to 20% of its assets in other types of fixed income instruments, including securities of is-suers located in, or securities denominated in currencies of, countries with developed foreign securities markets. The Portfolio also may invest up to 10% of its assets in shares of investment companies that invest primarily in emerging market debt securities. The average portfolio duration of the Portfo-lio will vary based on the Adviser's view of the potential for total return offered by a particular duration strategy and, under normal market conditions, is not expected to exceed eight years. See "Appendix A--Description of Dura-tion."

  The Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, the Adviser gen-erally considers an emerging securities market to be one located in any coun-try that is defined as an emerging or developing economy by any of the follow-ing: the International Bank for Reconstruction and Development (i.e., the World Bank), including its various offshoots, such as the International Fi-nance Corporation, or the United Nations or its authorities. The Portfolio's investments in emerging market fixed income securities may be represented by securities on which the return is derived primarily from emerging securities markets, when the Adviser deems it appropriate to do so.

  The Portfolio emphasizes countries with relatively low gross national prod-uct per capita and with the potential for rapid economic growth. The Adviser will select the Portfolio's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, mone-tary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant. The Portfolio likely will concentrate its investments in Asia, Africa, the Middle East, Latin Amer-ica and the developing countries of Europe.

  The Portfolio will invest at least 65% of its assets in Fixed Income Instru-ments. The securities may be issued by domestic or foreign entities. The Port-folio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio se-curities to brokers, dealers and other financial institutions in order to earn income.

  The Portfolio may invest substantially all of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality.

RISK FACTORS

  The PIMCO Emerging Markets Bond Portfolio is "non-diversified," meaning that it may invest a greater percentage of its assets in the securities of one is-suer than many of the other Portfolios. The Portfolio is, however, subject to diversification requirements imposed by the Internal Revenue Code of 1986, as amended, which means that as of the end of each calendar quarter, a Portfolio may have no more than 25% of its assets invested in the securities of a single issuer, and may, with respect to 50% of its assets, have no more than 5% of its assets invested in the securities of a single issuer. Because it is "non-diversified," the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfo-lio might be.

  PIMCO Variable Insurance Trust
22

  The Portfolio will be particularly susceptible to the effects of political and economic developments in the regions in which it invests. This effect may be increased by a relative scarcity of issuers in certain of these markets, which may result in the Portfolio being highly concentrated in a small number of issuers. For a further discussion of the special risks of investing in for-eign and emerging market countries, see "Risk Factors and Special Considera-tions--Foreign Securities."

  While lower rated securities generally provide greater potential opportunity for capital appreciation and higher yields than investments in higher rated securities, they also entail greater risk, including the possibility of de-fault or bankruptcy of the issuer of the securities. Risk of default or bank-ruptcy may be greater in periods of economic uncertainty or recession, as the issuers may be less able to withstand general economic downturns affecting the regions in which the Portfolio invests. The Adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in emerging market economies and markets. For a further discussion of the special risks of investing in lower rated securities, see "Risk Factors and Special Considerations--High Yield Securities ("Junk Bonds")."

  The Portfolio is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. For a further explanation, see "Risk Factors and Special Considera-tions," which you should read carefully before investing.

  The PIMCO Emerging Markets Bond Portfolio may be appropriate for investors who:

  .  seek high current income

  .  seek international diversification

  .  are able to hold their investment over a long time period

  . are able to tolerate potentially significant fluctuations in the principal value of their investment

  The PIMCO Emerging Markets Bond Portfolio may NOT be appropriate for invest-ors who:

  .  are uncomfortable with share price fluctuations

  .  invest with a shorter time horizon in mind

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Emerging Markets Bond Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

   Advisory Fee........................................................... 0.65%
   Administrative Fee..................................................... 0.35%
                                                                           ----
   Total Portfolio Operating Expenses..................................... 1.00%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


          1 YEAR   3 YEARS
          ------   -------
           $10      $32

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P 500.

MAIN INVESTMENT STRATEGIES

  The PIMCO StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps consistent with its portfolio management strategy as set forth below. StocksPLUS is the name of a proprie-tary portfolio management strategy which uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser expects that under normal market conditions, the Portfolio will invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income securities. The Adviser will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the Portfolio, with a view to enhancing the Portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year. See "Ap-pendix A--Description of Duration."

  The S&P 500 is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P chooses the stocks to be included in the S&P 500 solely on a statistical basis. Stocks represented currently in the S&P 500 represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio is neither sponsored by nor affiliated with S&P. The Portfolio will seek to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

  When S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Portfolio may invest up to 100% of its assets in a "basket" of S&P 500 stocks. The composition of this basket will be determined by standard statis-tical techniques that analyze the historical correlation between the return of every stock currently in the S&P 500 and the return on the S&P 500 itself. The Adviser may employ fundamental stock analysis only to choose among stocks that have already satisfied the statistical correlation tests. Stocks chosen for the Portfolio are not limited to those with any particular weighting in the S&P 500.

  Positions in S&P 500 futures and options on futures will be entered into only to the extent they constitute permissible positions for the Portfolio ac-cording to applicable rules of the Commodity Futures Trading Commission ("CFTC"). From time to time, requirements of the Internal Revenue Code or an unanticipated inability to close out positions when it would be most advanta-geous to do so may limit the Adviser's ability to use S&P 500 derivatives.

  Assets not invested in equity securities may be invested in securities eli-gible for purchase by the Fixed Income Portfolios. The Portfolio may invest up to 10% of its assets in junk bonds rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income. The Portfolio may invest up to 20% of its assets in securities of foreign issuers, may purchase and sell op-tions and futures on foreign currencies, and may enter into forward currency contracts. The Portfolio may invest all of its assets in derivative instru-ments, such as options, futures contracts or swap agreements.

  PIMCO Variable Insurance Trust
24

RISK FACTORS

  The PIMCO StocksPLUS Growth and Income Portfolio is subject to market risk, which is the risk that the market value of securities may move up and down, sometimes rapidly and unpredictably. The Portfolio also is subject to interest rate risk. Generally, the value of fixed income securities will change in-versely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. Unexpected changes in interest rates may adversely affect the value of the Portfolio's investments in particular deriv-ative instruments.

  A large number of investors use S&P 500 derivatives for both hedging and speculative purposes, and although generally this helps guarantee a liquid market in those instruments, at times liquidity may be limited. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and political risks. For a further expla-nation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  The PIMCO StocksPLUS Growth and Income Portfolio may be appropriate for in-vestors who:

  .  seek capital appreciation over the long term

  .  can accept short-term risk along with higher potential long-term gains

  .  invest for goals that are many years in the future

  .  seek exposure to equity investments

  The PIMCO StocksPLUS Growth and Income Portfolio may NOT be appropriate for investors who:

  .  are uncomfortable with an investment that will fluctuate in value

  .  invest with a shorter time horizon in mind

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO StocksPLUS Growth and Income Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

      Advisory Fee........................................................ 0.40%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.65%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:


            1 YEAR   3 YEARS
            ------   -------
              $7      $21

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

PIMCO STRATEGIC BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

  The PIMCO Strategic Balanced Portfolio has as its investment objective the maximization of total return, consistent with preservation of capital and pru-dent investment management.

MAIN INVESTMENT STRATEGIES

  The PIMCO Strategic Balanced Portfolio invests in the securities eligible for purchase by the PIMCO StocksPLUS Growth and Income Portfolio and the PIMCO Total Return Bond Portfolio. The percentage of the Portfolio's assets allo-cated to equity or fixed income securities will vary according to an asset al-location methodology developed by the Adviser. The methodology builds upon the Adviser's long-standing process of economic forecasting of business cycle stages by applying to this process a disciplined asset allocation model which employs certain statistical variance techniques. Depending on the outcome of this asset allocation methodology, the Portfolio's equity exposure will vary between 45% and 75% of its total assets, and its fixed income exposure will vary between 25% and 55% of its total assets. There is no assurance that the Adviser's asset allocation methodology will be successful. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements.

RISK FACTORS

  The PIMCO Strategic Balanced Portfolio is subject to market risk, which is the risk that the market value of securities may move up and down, sometimes rapidly and unpredictably. The Portfolio also is subject to interest rate risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, market value tends to decrease. This risk will be greater for long-term securities than for short-term securities. Derivative instruments may be particularly sensitive to changes in prevailing interest rates. Unexpected changes in interest rates may adversely affect the value of a Portfolio's investments in particular deriva-tive instruments.

  A large number of investors use S&P 500 derivatives for both hedging and speculative purposes, and although generally this helps guarantee a liquid market in those instruments, at times liquidity may be limited. The Portfolio also is subject to credit risk, which is the possibility that an issuer of a security, or a counterparty to a derivative contract, will default or become unable to meet a financial obligation. Junk bonds carry a high degree of credit risk. Securities of foreign issuers may be subject to additional risk factors, including foreign currency and political risks. For a further expla-nation, see "Risk Factors and Special Considerations," which you should read carefully before investing.

  The PIMCO Strategic Balanced Portfolio may be appropriate for investors who:

  .  seek income and capital appreciation

  . want to reduce risk through diversification among these securities and asset types

  The PIMCO Strategic Balanced Portfolio may NOT be appropriate for investors who:

  .  are uncomfortable with an investment that will fluctuate in value

  .  invest with a shorter time horizon in mind

  PIMCO Variable Insurance Trust
26

FEES AND EXPENSES

  The following table indicates the various expenses which an investor should expect to incur directly or indirectly in connection with an investment in the PIMCO Strategic Balanced Portfolio.

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS)

      Advisory Fee........................................................ 0.50%
      Administrative Fee.................................................. 0.25%
                                                                           ----
      Total Portfolio Operating Expenses.................................. 0.75%
                                                                           ====

  EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return, and (2) redemption at the end of each time pe-riod:

            1 YEAR   3 YEARS
            ------   -------
             $8        $24

  This example should not be considered a representation of past or future ex-penses or performance. Actual expenses may be higher or lower than those shown.

                                                  January 1, 1998 Prospectus

                            MANAGEMENT OF THE TRUST

  Each Portfolio is a series of shares of the Trust, which is an open-end in-vestment company. The business affairs of the Trust and each Portfolio are managed by a Board of Trustees. The Board retains various companies to carry out the Trust's and the Portfolios' operations. The Board has the right to terminate these relationships and retain a different company if it believes it is in the best interests of the shareholders.

ADVISER AND ADMINISTRATOR

  PIMCO serves as Adviser to the Portfolios. The Adviser is an investment counseling firm founded in 1971, and had approximately $108.5 billion in as-sets under management as of September 30, 1997. PIMCO is a subsidiary partner-ship of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pa-cific Investment Management Company, a California corporation and indirect wholly owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners, LLC, a limited liability company controlled by the PIMCO Managing Directors. PIMCO's address is 840 Newport Center Drive, Suite 360, Newport Beach, Cali-fornia 92660. PIMCO is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a commodity trading advisor with the CFTC.

  The Adviser manages the investment of the assets of each Portfolio. The Ad-viser places orders for the purchase and sale of each Portfolio's investments directly with brokers or dealers selected by it in its discretion. See "Port-folio Transactions." The table below provides information about the individual portfolio managers responsible for management of the Trust's Portfolios, in-cluding their occupations for the past five years.

                                        PORTFOLIO MANAGER AND BUSINESS
 PORTFOLIO                              EXPERIENCE (PAST FIVE YEARS)
 ---------                              ------------------------------
 Money Market Portfolio                 Leslie Barbi, Senior Vice President,
                                        PIMCO. A Fixed Income Portfolio
                                        Manager, Ms. Barbi has managed the
                                        PIMCO Money Market Fund for the PIMCO
                                        Funds: Pacific Investment Management
                                        Series since November 1, 1995. Prior to
                                        joining PIMCO in 1993, Ms. Barbi was
                                        associated with Salomon Brothers as a
                                        proprietary Portfolio Manager.

 Short-Term Bond Portfolio              David H. Edington, Managing Director,
 StocksPLUS Growth and Income Portfolio PIMCO. A Fixed Income Portfolio
 Strategic Balanced Portfolio           Manager, Mr. Edington joined PIMCO in
                                        1987 and has managed the PIMCO Short-
                                        Term, StocksPLUS, Strategic Balanced
                                        and Moderate Duration Funds for the
                                        PIMCO Funds: Pacific Investment
                                        Management Series since their
                                        inception, October 7, 1987, May 14,
                                        1993, June 28, 1996, and December 31,
                                        1996, respectively.

 Low Duration Bond Portfolio            William H. Gross, Managing Director,
 Total Return Bond Portfolio            PIMCO. A Fixed Income Portfolio
                                        Manager, Mr. Gross is one of the
                                        founders of PIMCO and has managed the
                                        PIMCO Low Duration, Low Duration II,
                                        Low Duration III, Total Return, Total
                                        Return II and Total Return III Funds
                                        for the PIMCO Funds: Pacific Investment
                                        Management Series since their
                                        inceptions on May 11, 1987, November 1,
                                        1991, December 31, 1996, May 11, 1987,
                                        December 30, 1991, and May 1, 1991,
                                        respectively.

 High Yield Bond Portfolio              Benjamin Trosky, Managing Director,
                                        PIMCO. A Fixed Income Portfolio
                                        Manager, Mr. Trosky joined PIMCO in
                                        1990 and has managed the PIMCO High
                                        Yield Fund for the PIMCO Funds: Pacific
                                        Investment Management Series since its
                                        inception on December 16, 1992.

  PIMCO Variable Insurance Trust
28

 Emerging Markets Bond Portfolio Michael J. Rosborough, Senior Vice President,
                                 PIMCO. A Fixed Income Portfolio Manager, Mr.
                                 Rosborough was associated with RBC Dominion in Tokyo as a Vice President and Manager in foreign fixed income prior to joining PIMCO in 1994. Mr. Rosborough has managed the PIMCO
                                 Emerging Markets Bond Fund for the PIMCO
                                 Funds: Pacific Investment Management Series since its inception on July 31, 1997.

 Foreign Bond Portfolio          Lee R. Thomas, III, Managing Director and
 Global Bond Portfolio           Senior International Portfolio Manager, PIMCO.
                                 A Fixed Income Portfolio Manager, Mr. Thomas
                                 has managed the PIMCO Funds: Pacific
                                 Investment Management Series' Foreign Bond,
                                 Global Bond and International Bond Funds since
                                 July 13, 1995, and the PIMCO Global Bond Fund
                                 II since October 1, 1995. Prior to joining
                                 PIMCO in 1995, Mr. Thomas was associated with
                                 Investcorp as a member of the management
                                 committee responsible for global securities
                                 and foreign exchange trading. Prior to
                                 Investcorp, he was associated with Goldman
                                 Sachs as an Executive Director in foreign
                                 fixed income.

  PIMCO also serves as administrator to the Portfolios. PIMCO provides admin-istrative services to the Portfolios which include clerical help, accounting, bookkeeping, internal audit services, preparation of reports to the Portfo-lios' shareholders or other appropriate parties, regulatory filings and cer-tain other services required by the Portfolios.

ADVISORY AND ADMINISTRATIVE FEES

  The Portfolios feature fixed advisory and administrative fee rates. For pro-viding investment advisory and administrative services to the Portfolios as described below, PIMCO receives monthly fees from each Portfolio at an annual rate based on the average daily net assets of the Portfolio as follows:

                                                                   ADVISORY FEE
      PORTFOLIO                                                        RATE
      ---------                                                   --------------
      Money Market Portfolio....................................       0.30%
      Short-Term Bond Portfolio.................................       0.35%
      Low Duration Bond, Total Return Bond and StocksPLUS Growth
       and Income Portfolios....................................       0.40%
      Strategic Balanced and High Yield Bond Portfolios.........       0.50%
      Global Bond and Foreign Bond Portfolios...................       0.60%
      Emerging Markets Bond Portfolio...........................       0.65%
                                                                  ADMINISTRATIVE
      PORTFOLIO                                                      FEE RATE
      ---------                                                   --------------
      Money Market Portfolio....................................       0.20%
      Short-Term Bond, Low Duration Bond, Total Return Bond,
       StocksPLUS Growth and Income, Strategic Balanced and High
       Yield Bond Portfolios....................................       0.25%
      Global Bond and Foreign Bond Portfolios...................       0.30%
      Emerging Markets Bond Portfolio...........................       0.35%

  PIMCO pays for most of the expenses of the Portfolios, including legal, au-dit, custody, transfer agency and certain other services, and is responsible for the costs of registration of the Trust's shares and the printing of pro-spectuses and shareholder reports for current shareholders or other appropri-ate parties.

  The Portfolios are responsible for bearing certain expenses associated with their operations that are not provided or procured by PIMCO. These expenses are not expected to have a material effect on the Portfolio expense ratios.

                                                  January 1, 1998 Prospectus

PORTFOLIO TRANSACTIONS

  The Adviser has discretion to select the brokers and dealers with which it places orders for the purchase and sale of portfolio investments. In doing so, the Adviser will seek the best price and execution of the Portfolios' orders. A Portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable in light of the value of the brokerage and research services provided by the broker effecting the transaction.

  The Adviser manages the Portfolios without regard generally to restrictions on portfolio turnover. The Adviser's use of derivative instruments with rela-tively short maturities may tend to exaggerate the portfolio turnover rate for some of the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect trans-action costs. The use of futures contracts may involve the payment of commis-sions to futures commission merchants. A Portfolio with a higher rate of port-folio turnover will generally incur higher transaction costs.

  Some securities considered for investment by the Portfolios also may be ap-propriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. The Adviser may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of other clients of the Adviser.

                              PURCHASE OF SHARES

  As of the date of this Prospectus, shares of the Portfolios are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and re-tirement plans outside of the separate account context.

  While the Portfolios currently do not foresee any disadvantages to Variable Contract Owners if the Portfolios serve as an investment medium for both vari-able annuity contracts and variable life insurance policies, due to differ-ences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Portfolios served as an investment medium might at some time be in conflict. However, the Trust's Board of Trustees and each insurance company with a separate account allocating assets to the Portfolios are required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a con-flict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

  The Trust is "open for business" on each day the New York Stock Exchange (the "Exchange") is open for trading, and the net asset value per share of each Portfolio will be determined once on each day on which the Exchange is open as of the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time). A purchase order, together with payment in proper form, re-ceived before the Trust's close of business (ordinarily 4:00 p.m., Eastern time) on a day the Trust is open for business will be effected at that day's net asset value. In order to facilitate efficient operation of the PIMCO StocksPLUS Growth and Income and Strategic Balanced Portfolios, the Trust re-quests that all purchase orders for these Portfolios be received before 3:00 p.m., Eastern time. An order received after the close of business generally will be effected at the net asset value determined on the next business day.

  PIMCO Variable Insurance Trust
30

  The Trust and its distributor each reserves the right, in its sole discre-tion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, or to redeem shares, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. The sale of shares will be suspended during any period in which the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the Exchange is re-stricted or during an emergency which makes it impracticable for the Portfo-lios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protec-tion of investors. In the event that a Portfolio ceases offering its shares, any investments allocated to the Portfolio will, subject to any necessary reg-ulatory approvals, be invested in another Portfolio.

                             REDEMPTION OF SHARES

  Shares may be redeemed without charge on any day that the net asset value is calculated. All redemption orders are effected at the net asset value per share next determined after a redemption request is received. Payment for shares redeemed normally will be made within seven days.

  The Trust may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as per-mitted under the federal securities laws. In consideration of the best inter-ests of the remaining shareholders, the Trust reserves the right to pay re-demption proceeds in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeem-ing shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                                     TAXES

  Each Portfolio intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company for federal in-come tax purposes. As such, a Portfolio generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, each Portfolio intends to distribute each year substantially all of its net income and gains.

  The Portfolios also intend to comply with diversification requirements im-posed by regulations under Section 817(h) of the Internal Revenue Code, as amended. Compliance with these diversification rules generally will limit the ability of a Portfolio to invest greater than 55% of its total assets in di-rect obligations of the U.S. Treasury (or any other issuer), or to invest pri-marily in securities issued by a single agency or instrumentality of the U.S. Government.

  If a Portfolio fails to meet the diversification requirement under Section 817(h), income with respect to Variable Contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could be-come currently taxable to the owners of the Variable Contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

  Please refer to the prospectus for the Separate Account and Variable Con-tract for information regarding the federal income tax treatment of distribu-tions to the Separate Account. See "Additional Information--Additional Tax In-formation" in the Portfolios' Statement of Additional Information for more in-formation on taxes.

                                                  January 1, 1998 Prospectus

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

  A Portfolio's risk profile is largely defined by the Portfolio's principal securities and the investment practices that it uses. You can find a concise description of each Portfolio's risk profile in the section captioned "De-scription of Portfolios" in this Prospectus. As with any mutual fund, there is no guarantee that a Portfolio will earn income or show a positive total return over any period of time, and you could lose money by investing in the Portfo-lio.

  The Portfolios are permitted to use, within limits established by the Trust-ees and imposed by applicable laws, a wide variety of securities and invest-ment practices, each of which has certain risks and opportunities associated with it. To the extent that a Portfolio uses these securities or practices, its overall performance may be affected, either positively or negatively. The following pages describe certain of the securities in which the Portfolios may invest and certain of investment practices in which the Portfolios may engage, along with the risks associated with them. Additional information about these and other investments and investment practices may be found in the Statement of Additional Information, which you may obtain free of charge by calling
(888) 746-2688.

U.S. GOVERNMENT SECURITIES

  U.S. Government securities are obligations of and, in certain cases, guaran-teed by, the U.S. Government, its agencies or instrumentalities. The U.S. Gov-ernment does not guarantee the net asset value of the Portfolios' shares. U.S. Government securities may include zero coupon securities, which do not dis-tribute interest on a current basis and tend to be subject to greater market risk than interest-paying securities of similar maturities.

CORPORATE DEBT SECURITIES

  The rate of interest paid on a corporate debt security may be fixed, float-ing or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Investments in corporate debt securities that are rated below investment grade are described below in "High Yield Securities ("Junk Bonds")." See also, "Ap-pendix B--Description of Securities Ratings."

CONVERTIBLE SECURITIES AND EQUITY SECURITIES

  Although most Portfolios intend to invest primarily in fixed income securi-ties, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Portfolio may consider equity securities or convertible securities to gain exposure to such investments.

  A convertible security is a fixed income security that may be converted into a prescribed amount of common stock at a specified formula. A Portfolio may be required to permit the issuer of a convertible security to redeem the securi-ty, convert it into the underlying common stock, or sell it to a third party, which could have an adverse effect on a Portfolio's ability to achieve its in-vestment objective.

VARIABLE AND FLOATING RATE SECURITIES

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each of the Fixed Income Portfolios may engage in credit spread trades and invest in floating rate debt instru-ments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate, and resets periodically. While variable and floating rate securities provide a Portfolio with a certain degree of protection against rises in in-terest rates, a Portfolio will participate in any declines in interest rates as well.

  PIMCO Variable Insurance Trust
32

INFLATION-INDEXED BONDS

  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

  Each of the Portfolios (except the PIMCO Money Market Portfolio) may invest all of its assets in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to successfully use these instruments may depend in part upon the ability of the Adviser to fore-cast interest rates and other economic factors correctly.

  Mortgage Pass-Through Securities represent interests in "pools" of mortgage loans secured by residential or commercial real property. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security.

  Commercial Mortgage-Backed Securities include securities that reflect an in-terest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities re-flect the risks of investing in the real estate securing the underlying mort-gage loans. These risks reflect the effects of local and other economic condi-tions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mort-gage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

  Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

  Other Asset-Backed Securities. The Portfolios may invest in other asset-backed securities that have been or may be offered to investors. For a discus-sion of the characteristics of some of these instruments, see the Statement of Additional Information.

FOREIGN SECURITIES

  Each of the Portfolios may invest directly in fixed income securities of non-U.S. issuers. The PIMCO Money Market and High Yield Bond Portfolios may only invest in U.S. dollar-denominated fixed income securities of non-U.S. is-suers. The PIMCO StocksPLUS Growth and Income Portfolio may invest directly in foreign equity securities.

                                                  January 1, 1998 Prospectus

  Investing in the securities of issuers in any foreign country involves spe-cial risks and considerations not typically associated with investing in U.S. companies. These risks include: differences in accounting, auditing and finan-cial reporting standards; generally higher commission rates on foreign portfo-lio transactions; the possibility of nationalization, expropriation or confis-catory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a coun-try); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities de-nominated or quoted in currencies other than the U.S. dollar.

  Certain of the Portfolios, and particularly the PIMCO Emerging Markets Bond Portfolio, may invest in the securities of issuers based in countries with de-veloping economies. Investing in developing (or "emerging market") countries involves certain risks not typically associated with investing in U.S. securi-ties, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks are detailed in the Statement of Ad-ditional Information.

FOREIGN CURRENCY TRANSACTIONS

  Foreign currency exchange rates may fluctuate significantly over short peri-ods of time. All Portfolios that may invest in securities denominated in for-eign currencies may buy and sell foreign currencies on a spot and forward ba-sis to reduce the risks of adverse changes in foreign exchange rates. A for-ward foreign currency exchange contract reduces a Portfolio's exposure to changes in the value of the currency it will deliver and increases its expo-sure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency would limit any potential gain which might be real-ized by a Portfolio if the value of the hedged currency increases. A Portfolio may enter into these contracts for the purpose of hedging against foreign ex-change risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. A Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to an-other.

  All Portfolios that may invest in securities denominated in foreign curren-cies may invest in options on foreign currencies and foreign currency futures and options thereon. The Portfolios also may invest in foreign currency ex-change-related securities, such as foreign currency warrants and other instru-ments whose return is linked to foreign currency exchange rates. Each Portfo-lio that may invest in securities denominated in foreign currencies, except the PIMCO Global Bond and Emerging Markets Bond Portfolios, will use these techniques to hedge at least 75% of its exposure to foreign currency. For a description of these instruments, see "Derivative Instruments" below and the Statement of Additional Information.

HIGH YIELD SECURITIES ("JUNK BONDS")

  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with re-spect to the issuer's continuing ability to meet principal and interest pay-ments. For more information, see "Appendix B--Decription of Securities Rat-ings." Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

  PIMCO Variable Insurance Trust
34

  High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to inter-est rate changes than more highly rated investments, but more sensitive to ad-verse economic downturns or individual corporate developments. If the issuer of high yield securities defaults, a Portfolio may incur additional expenses to seek recovery.

  The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities, which may adversely affect and cause large fluctuations in the daily net asset value of a Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield se-curities, especially in a thinly traded market.

  The Adviser seeks to minimize the risks of investing in high yield securi-ties through diversification, in-depth credit analysis and attention to cur-rent developments in interest rates and market conditions.

DERIVATIVE INSTRUMENTS

  To the extent permitted by the investment objectives and policies of the Portfolios, the Portfolios (except the PIMCO Money Market Portfolio) may pur-chase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts. The Portfolios also may enter into swap agreements with re-spect to foreign currencies, interest rates, and securities indexes. The Port-folios may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their over-all investment strategies.

  Each Portfolio (except the PIMCO Money Market Portfolio) may invest all of its assets in derivative instruments, subject only to the Portfolio's invest-ment objective and policies and any restrictions imposed by applicable law. The use of these strategies involves certain special risks, including a possi-ble imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offset-ting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable, or the possible need to sell a port-folio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transac-tions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. The value of some deriva-tive instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully use these instru-ments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly fore-casts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of loss.

TEMPORARY DEFENSIVE POSITIONS

  For temporary, defensive or emergency purposes, a Portfolio may invest with-out limit in U.S. debt securities, including short-term money market securi-ties, when in the opinion of the Adviser it is appropriate to do so. It is im-possible to predict for how long such alternative strategies will be utilized.

ILLIQUID SECURITIES

  The Portfolios may invest up to 15% of their net assets in illiquid securi-ties (10% in the case of the PIMCO Money Market Portfolio). "Illiquid Securi-ties" for this purpose means securities that cannot be disposed of within seven days in

                                                  January 1, 1998 Prospectus
the ordinary course of business at approximately the amount at which a Portfo-lio has valued the securities. The Adviser may be subject to significant de-lays in disposing of illiquid securities and may not be able to dispose of these securities at the desired time and price. Transactions in illiquid secu-rities may entail additional registration expenses and other transaction costs.

                               OTHER INFORMATION

PORTFOLIO NAMES

  Each of the Fixed Income Portfolios (other than the PIMCO Money Market Port-folio) considers the various types of debt or fixed income securities in which it invests, as specifically described in this Prospectus, to be "bonds" as referenced in that Portfolio's name. The use of this name is not meant to re-strict a Portfolio's investment to the narrow category of debt securities that are formally called "bonds."

TOTAL RETURN

  The "total return" sought by certain of the Portfolios will consist of in-terest and dividends from underlying securities, capital appreciation re-flected in unrealized increases in value of portfolio securities, or realized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primar-ily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in market value of fixed income securities (and therefore their capital apprecia-tion or depreciation) is largely a function of changes in the current level of interest rates. Generally, when interest rates are falling, a portfolio with a shorter duration will not generate as high a level of total return as a port-folio with a longer duration. See "Appendix A--Description of Duration." Con-versely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term inter-est rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the dura-tion of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

  The change in market value of equity securities (and therefore their capital appreciation or depreciation) may depend upon a number of factors, including: conditions in the securities markets, the business success of the security's issuer, changing interest rates, real or perceived economic and competitive industry conditions, and foreign currency exchange rates. Historically, the total return performance of equity-oriented portfolios has generally been greater over the long term than fixed income portfolios. However, the market risk and price volatility of an equity portfolio is generally greater than that of a fixed income portfolio, and is generally considered to be a more ag-gressive investment.

PERFORMANCE INFORMATION OF SIMILAR FUNDS

  The following table provides information concerning the historical total re-turn performance of the Institutional Class shares of certain series of PIMCO
Funds: Pacific Investment Management Series ("PIMS"), another registered in-vestment company managed by PIMCO. Each PIMS series has investment objectives, policies and risks substantially similar to those of its respective Portfolio and is currently managed by the same portfolio manager. While the investment

  PIMCO Variable Insurance Trust
36
objectives and policies of each PIMS series and its respective Portfolio are similar, they are not identical and the performance of the PIMS series and the Portfolio will vary. The data is provided to illustrate the past performance of PIMCO in managing a substantially similar investment portfolio and does not represent the past performance of any of the Portfolios or the future perfor-mance of any Portfolio or its portfolio manager. Consequently, potential in-vestors should not consider this performance data as an indication of the fu-ture performance of any Portfolio or of its portfolio manager.

  The performance data shown below reflects the operating expenses of each PIMS series, which for all series except the PIMCO StocksPLUS Fund are lower than the expenses of the corresponding Portfolio. Performance would have been lower for those series if the Portfolios' expenses were used. In addition, the PIMS series, unlike the Portfolios, are not sold to Separate Accounts to fund Variable Contracts. As a result, the performance results presented below do not take into account charges or deductions against a Separate Account or Variable Contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a Variable Contract for which the Portfolio serves as an underlying investment vehicle. By contrast, Variable Contract Owners with contract value allocated to the Portfolios will be sub-ject to charges and expenses relating to the Variable Contracts and Separate Accounts.

  Each PIMS series' performance data shown below is calculated in accordance with standards prescribed by the SEC for the calculation of average annual to-tal return information. The investment results of the PIMS series presented below are unaudited and are not intended to predict or suggest results that might be experienced by the PIMS series or the Portfolios. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The perfor-mance data for the benchmark indices identified below does not reflect the fees or expenses of the PIMS series or the Portfolios.

            AVERAGE ANNUAL TOTAL RETURN FOR SIMILAR SERIES OF PIMS
         AND FOR BENCHMARK INDICES FOR PERIODS ENDED DECEMBER 31, 1997

                                                 3      5      SINCE   INCEPTION
PIMS SERIES FUND / BENCHMARK            1 YEAR YEARS  YEARS  INCEPTION   DATE
----------------------------            ------ ------ ------ --------- ---------
PIMCO MONEY MARKET FUND/1/.............  5.34%  5.56%  4.67%   4.61%     3/1/91
 Lipper Money Market/2/................  4.69%  5.00%  4.28%
PIMCO SHORT-TERM BOND FUND.............  6.51%  7.57%  6.03%   6.59%    10/7/87
 Lipper Money Market/2/................  4.69%  5.00%  4.28%
PIMCO LOW DURATION BOND FUND...........  8.24%  8.74%  6.87%   8.33%    5/11/87
 Merrill Lynch 1-3 yr. Treasury/3/.....  6.66%  7.52%  5.67%
PIMCO TOTAL RETURN BOND FUND........... 10.16% 11.37%  8.43%   9.90%    5/11/87
 Lehman Aggregate Bond/4/..............  9.65% 10.42%  7.48%
PIMCO HIGH YIELD BOND FUND............. 13.21% 15.12% 13.15%  13.08%   12/16/92
 Lehman BB Int. Corporate/5/........... 11.24% 13.15% 10.87%
PIMCO GLOBAL BOND FUND/6/.............. -0.90% 10.37%    N/A   7.96%   11/23/93
 J. P. Morgan Global (Unhedged)/7/.....  1.41%  8.10%    N/A
PIMCO FOREIGN BOND FUND/8/.............  9.60% 16.46% 11.25%  11.40%    12/3/92
 J. P. Morgan Non-U.S. (Hedged)/9/..... 11.32% 13.86%  9.80%
PIMCO STOCKSPLUS FUND.................. 32.85% 31.95%    N/A  22.61%    5/14/93
 S & P 500/10/......................... 33.36% 31.15%    N/A
PIMCO STRATEGIC BALANCED FUND.......... 24.17%    N/A    N/A  23.21%    6/28/96
 Lipper Balanced Index/11/............. 20.00%    N/A    N/A

--------
(Footnotes on following page)

                                                  January 1, 1998 Prospectus

/1/Prior to November 1, 1995, the Money Market Fund was managed by a different portfolio manager.

/2/The Lipper Money Market Index consists of the performance returns of the 30 largest Money Market Funds equally weighted as compiled by Lipper Analytical Services, Inc. The Index reflects performance which is net of fees charged by each respective Fund in the index and assumes reinvestment of dividends and capital gain distributions, if any.

/3/The Merrill Lynch 1-3 Year Treasury Index consists of all public U.S.
   Treasury obligations having maturities from one to 2.99 years. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

/4/The Lehman Brothers Aggregate Bond Index consists of the Lehman Brothers
   Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman Brothers Asset-Backed Securities Index. The Government/Corporate Bond Index consists of the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index. The Government Bond Index includes all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), its agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade U.S. dollar denominated corporate debt registered with the SEC; it also includes debt issued or guaranteed by foreign sovereign governments, municipalities, and governmental or international agencies. The Mortgage-Backed Securities Index consists of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (excluding buydowns, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year. Each Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

/5/The Lehman Brothers BB Intermediate Corporate Index is an unmanaged market index comprised of various fixed income securities rated BB. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

/6/Prior to July 13, 1995, the Global Bond Fund was managed by a different portfolio manager.

/7/The J.P. Morgan Global Index (Unhedged) is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

/8/Prior to July 13, 1995, the Foreign Bond Fund was managed by a different portfolio manager.

/9/The J.P. Morgan Non-U.S. Index (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

/10/The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

/11/The Lipper Balanced Index consists of the performance returns of the 30 largest Balanced Funds equally weighted as compiled by Lipper Analytical Services, Inc. The Index reflects performance which is net of fees charged by each respective Fund in the index and assumes reinvestment of dividends and capital gain distributions, if any.

  PIMCO Variable Insurance Trust
38

                                  APPENDIX A

                            DESCRIPTION OF DURATION

  Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturi-ty." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income secu-rity provides its final payment, taking no account of the pattern of the security's payments before maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Adviser.

  Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring before the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

  Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Portfolio's duration by approxi-mately the same amount that holding an equivalent amount of the underlying se-curities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. For inflation-indexed bonds, duration is calculated on the basis of modified real duration, which measures price changes of infla-tion-indexed bonds on the basis of changes in real, rather than nominal, in-terest rates. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the anticipated economic life of a se-curity into the determination of its interest rate exposure.

                                                  January 1, 1998 Prospectus

                                  APPENDIX B

                       DESCRIPTION OF SECURITIES RATINGS

  Certain of the Portfolios make use of average portfolio credit quality stan-dards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Portfolio's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's view of their comparability to rated securities. A Portfolio's use of average quality criteria is intended to be a guide for those institu-tional investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rat-ing for a Portfolio does not mean that all securities held by the Portfolio will be rated in that category or higher. A Portfolio's investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser to be of compara-ble quality). The percentage of a Portfolio's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

MOODY'S INVESTORS SERVICE, INC.

  CORPORATE AND MUNICIPAL BOND RATINGS

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent that make the long-term risks appear somewhat larger than with Aaa securi-ties.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving secu-rity to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest pay-ments and principal security appear adequate for the present but certain pro-tective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteris-tics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position char-acterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of a desirable in-vestment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                                  January 1, 1998 Prospectus

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcom-ings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 in-dicates that the issue ranks in the lower end of its generic rating category.

  CORPORATE SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as let-ters of credit and bonds of indemnity are excluded unless explicitly rated.

  Moody's employs the following three designations, all judged to be invest-ment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reli-ance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-estab-lished access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will nor-mally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an accept-able ability for repayment of senior short-term obligations. The effect of in-dustry characteristics and market compositions may be more pronounced. Vari-ability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial lever-age. Adequate alternate liquidity is maintained.

  NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rat-ing categories.

STANDARD & POOR'S RATINGS SERVICES

  CORPORATE AND MUNICIPAL BOND RATINGS

  Investment Grade

  AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  PIMCO Variable Insurance Trust

  AA: Debt rated AA has a very strong capacity to pay interest and repay prin-cipal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay inter-est and repay principal. Whereas it normally exhibits adequate protection pa-rameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  Speculative Grade

  Debt rated BB, B, CCC, CC, and C is regarded as having predominantly specu-lative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse con-ditions.

  BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to in-adequate capacity to meet timely interest and principal payments. The BB rat-ing category also is used for debt subordinated to senior debt that is as-signed an actual or implied BBB- rating.

  B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

  CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or im-plied B or B- rating.

  CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

  C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI: The rating CI is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopar-dized.

                                                  January 1, 1998 Prospectus

  Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the ad-dition of a plus or minus sign to show relative standing within the major rat-ing categories.

  Provisional ratings: The letter "p" indicates that the rating is provision-al. A provisional rating assumes the successful completion of the project be-ing financed by the debt being rated and indicates that payment of debt serv-ice requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality after completion of the project, makes no comment on the like-lihood of, or the risk of default upon failure of, such completion. The in-vestor should exercise his own judgment with respect to such likelihood and risk.

  r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variabil-ity in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

  The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

  N.R.: Not rated.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into ac-count currency exchange and related uncertainties.

  COMMERCIAL PAPER RATING DEFINITIONS

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

    A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated B are regarded as having only speculative capacity for timely payment.

    C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information fur-nished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

  PIMCO Variable Insurance Trust

                                                                 [LOGO of PIMCO]

PIMCO VARIABLE INSURANCE TRUST



FOR MORE INFORMATION

Two documents are made available that offer further information on the Portfo-lios of PIMCO Variable Insurance Trust:

Annual/Semi-Annual Reports to Shareholders--which include financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

Statement of Additional Information (SAI) dated January 1, 1998--which con-tains more detailed information on all aspects of the Portfolios. A current SAI has been filed with the Securities and Exchange Commission. It is incorpo-rated into this Prospectus by reference.

To request a free copy of these documents or to make inquiries about the Port-folios, please write or call:

PIMCO Variable Insurance Trust
840 Newport Center Drive, Suite 360
Newport Beach, CA 92660
Telephone: (888) 746-2688

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Trust are available on the Commission's Internet site at http://www.sec.gov, and copies of that information may be obtained, upon pay-ment of a duplicating fee, by writing the Public Reference Section of the Com-mission, Washington, D.C. 20549-6009.

                                                                     PROSPECTUS

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                                                                January 1, 1998